OTHER LONG-TERM ASSETS - Summary (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Deferred income tax assets (Note 18)	$ 509	$ 177
Employee post-retirement benefits (Note 25)	312	207
Long-term contract assets (Note 5)	249	192
Keystone XL contractual recoveries (Note 6)	50	0
Fair value of derivative contracts (Note 26)	48	41
Capital projects in development1	14	231
Other	221	131
Total other assets	$ 1,403	$ 979